Note 9 - Capital Stock and Reserve	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	CAPITAL STOCK AND RESERVE

a)	Authorized capital stock:

As at December 31, 2023, the authorized capital stock of the Company was:

(a)	an unlimited number of common shares without par value; and

(b)	all issued shares are fully paid.

b)	Issued capital stock:

During the period ended December 31, 2023, the Company:

(a)

closed an underwritten public offering in the United States (the “Offering”).  The Company sold 800,000 units, each consisting of one common share and one warrant to purchase one common share, at a public offering price of $6.77 (USD $5.00) per unit. The warrants are exercisable into common shares at a price of USD $6.25 for five years. As the warrants are denominated in a currency other than the functional currency, the Company recognized a derivative liability valued at $823,597 associated with the warrants. As at December 31, 2023, the Company revalued the derivative liability at $264,934 resulting in an unrealized gain on change in fair value of warrants of $558,663 through profit or loss for the period ended December 31, 2023. It was estimated using a Level 1 fair value measurement. The aggregate gross proceeds to the Company from the Offering were $5,418,400 (USD $4,000,000), before deducting underwriting discounts of $387,416 (USD $286,000) and offering expenses. The Company also issued 40,000 underwriter’s warrants (valued at $270,400). All securities issued are free from any resale restrictions under applicable Canadian and United States securities laws.  The common shares and unit warrants sold in the Offering began trading on NASDAQ under the symbols FMST and FMSTW, respectively, on August 22, 2023;

(b)	issued 10,700 common shares at a value of $85,600 as part of the acquisition payments for the Lac Simard South option agreement (see Note 5);

(c)	issued 13,072 common shares at a value of $100,000 as part of the acquisition payments for the Peg North option agreement (see Note 5);

9.	CAPITAL STOCK AND RESERVE (cont’d…)

(d)	issued 6,128 common shares at a value of $50,000 as part of the acquisition payments for the Jean Lake option agreement (see Note 5);

(e)	issued 30,900 common shares at a value of $187,872 to a non-related consulting firm for services; and

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

(f)

issued 36,000 common shares upon exercise of options for gross proceeds of $131,400, resulting in a reallocation of share-based reserves of $53,400 from reserves to share capital. The weighted average share price on the date of the option exercises was $4.95.

c)	Stock options:

The Company’s Stock Option plan allows for the Board to grant stock options to Executives Officers, Directors, employees and consultants up to 10% of the issued and outstanding common stock of the Company.

During the period ended December 31, 2023, the Company:

(a)	granted a stock options for 17,500 shares to a consultant of the Company. The option is exercisable at $5.65 per share for three years with an estimated fair value of $60,200 and vests immediately;

(b)

granted stock options for an aggregate of 40,000 shares to directors and a consultant of the Company. The options are exercisable at $6.60 per share for three years with an estimated fair value of $173,500 and vest immediately;

(c)

granted stock options for an aggregate of 85,000 shares to officers of the Company.  The options are exercisable at $6.60 per share for five years with an estimated fair value of $445,500 and vest immediately;

(d)	granted a stock option for 36,000 shares to a consultant of the Company. The option is exercisable at $3.65 per share for one year with an estimated fair value of $53,400 and vests immediately; and

(e)	granted a stock option for 20,000 shares to a director of the Company. The option is exercisable at $5.47 per share for three years with an estimated fair value of $75,500 and vests immediately.

During the year ended March 31, 2023, the Company:

(a)	granted a stock option for 20,000 shares to a consultant of the Company. The option is exercisable at $12.75 per share for three years with an estimated fair value of $198,300 and vests immediately;

(b)	granted a stock option for 8,000 shares to a consultant of the Company. The option is exercisable at $13.75 per share for three years with an estimated fair value of $83,200 and vests immediately;

(c)	granted a stock option for 62,000 shares to a consultant of the Company. The option is exercisable at $9.00 per share for three years with an estimated fair value of $395,600 and vests immediately;

(d)

granted stock options for 31,000 shares to a consultant of the Company. The options are exercisable at $9.50 per share for three years with an estimated fair value of $208,600 and vest immediately; and

(e)	had 121,000 stock options that expired or were forfeited, resulting in a reallocation of share-based reserves of $891,400 from reserves to deficit.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

9.	CAPITAL STOCK AND RESERVE (cont’d…)

c)	Stock options: (cont’d…)

Stock option transactions for the period ended December 31, 2023 are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited/ Expired	Balance December 31, 2023	Exercisable

March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	-	35,300	35,300
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
Total		211,300	198,500	(36,000)	(30,000)	343,800	343,800

Weighted average exercise price		$10.81	$5.87	$3.65	$14.83	$8.46	$8.46

Weighted average remaining life (years)						2.61

The fair value of stock options was calculated using the Black-Scholes option pricing model with the following weighted average assumptions.

	Weighted Average for the period ended December 31, 2023	Weighted Average for the year ended March 31, 2023

Fair value per option	$4.07	$6.00
Exercise price	$5.87	$11.00
Expected life (years)	3.50	3.00
Interest rate	4.22%	3.49%
Annualized volatility (based on historical volatility)	109%	118%
Dividend yield	0.00%	0.00%

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

9.	CAPITAL STOCK AND RESERVE (cont’d…)

c)	Stock options: (cont’d…)

Stock option transactions for the year ended March 31, 2023 are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited/ Expired	Balance March 31, 2023	Exercisable
January 4, 2023	$14.25	105,000	-	-	(105,000)	-	-
March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	-	20,000	-	-	20,000	20,000
September 6, 2025	$13.75	-	8,000	-	-	8,000	8,000
November 20, 2025	$4.00	8,000	-	(2,000)	-	6,000	6,000
December 2, 2025	$9.00	-	62,000	-	-	62,000	62,000
December 13, 2025	$9.50	-	31,000	-	-	31,000	31,000
January 15, 2026	$7.25	41,300	-	(6,000)	-	35,300	35,300
October 21, 2026	$5.25	5,000	-	(5,000)	-	-	-
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 3, 2026	$12.50	6,000	-	-	(6,000)	-	-
January 17, 2027	$20.50	10,000	-	-	(10,000)	-	-
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000
Total		224,300	121,000	(13,000)	(121,000)	211,300	211,300

Weighted average exercise price		$12.88	$10.06	$5.98	$14.67	$10.81	$10.81

Weighted average remaining life (years)						2.57

d)	Performance Stock Options:

During the year ended March 31, 2022, the Company granted a performance-based stock option for 15,000 common shares to a consultant of the Company. The option is exercisable at $14.25 per share for two years with an estimated fair value of $126,297 and vests 100% when the closing share price is $25.00 or higher for three consecutive trading days. For the nine-month period ended December 31, 2023, the Company recorded $47,361 (2022 - $47,361) as share-based compensation.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

9.	CAPITAL STOCK AND RESERVE (cont’d…)

d)	Performance Stock Options: (cont’d…)

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited/ Expired	Balance December 31, 2023	Exercisable
March 31, 2024	$14.25	15,000	-	-	-	15,000	-
Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	-	-	-	$14.25	-

Weighted average remaining life (years)						0.75

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited/ Expired	Balance March 31, 2023	Exercisable
March 31, 2024	$14.25	15,000	-	-	-	15,000	-
Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	-	-	-	$14.25	-

Weighted average remaining life (years)						1.25

e)	Warrants:

A continuity of the warrants granted is as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled/ Expired	Balance December 31, 2023

December 2, 2023	$6.50	24,000	-	-	(24,000)	-
August 24, 2028	USD$6.25	-	800,000	-	-	800,000
Total		24,000	800,000	-	(24,000)	800,000
Weighted average exercise price		$6.50	USD$6.25	-	$6.50	USD$6.25
Weighted average remaining life (years)						4.65

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

9.	CAPITAL STOCK AND RESERVE (cont’d…)

e)	Warrants: (cont’d…)

A continuity of the warrants granted is as follows for the year ended March 31, 2023:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled/ Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000
Total		281,344	-	(212,750)	(44,594)	24,000
Weighted average exercise price		$5.98	-	$4.98	$10.48	$6.50
Weighted average remaining life (years)						0.67

f)	Agent warrants:

During the period ended December 31, 2023, the Company issued 40,000 warrants to certain underwriters/agents in connection with private placement financings which are subject to cashless exercise.  A continuity of the agent warrants granted is as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled/ Expired	Balance December 31, 2023

July 19, 2024	$10.00	5,765	-	-	-	5,765
August 21, 2028	USD$6.25	-	40,000	-	-	40,000
Total		5,765	40,000	-	-	45,765

Weighted average exercise price		$10.00	USD$6.25	-	-	-

Weighted average remaining life (years)						4.13

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

9.	CAPITAL STOCK AND RESERVE (cont’d…)

f)	Agent warrants: (cont’d…)

During the year ended March 31, 2023, the Company issued 5,765 agent warrants in connection with private placement financings. A continuity of the agent warrants granted is as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled/ Expired	Balance March 31, 2023

July 19, 2024	$10.00	-	5,765	-	-	5,765
Total		-	5,765	-	-	5,765

Weighted average exercise price		-	$10.00	-	-	$10.00

Weighted average remaining life (years)						1.30

The fair value of agent warrants was calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the period ended December 31, 2023	For the year ended March 31, 2023

Fair value per agents warrant	$5.67	$3.81
Exercise price	USD$6.25	$10.00
Expected life (years)	5.00	2.00
Interest rate	4.14%	3.30%
Annualized volatility (based on historical volatility)	113%	120%